Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Interest and similar income	£ 18,264	£ 18,642
Interest and similar expense	(11,242)	(12,514)
Net interest income	7,022	6,128
Fee and commission income	5,656	5,429
Fee and commission expense	(1,972)	(1,691)
Net fee and commission income	3,684	3,738
Net trading income	4,171	3,228
Net investment (expense)/ income	(18)	160
Other income	37	23
Total income	14,896	13,277
Staff costs	(5,254)	(4,964)
Infrastructure, administration and general expenses	(3,153)	(3,033)
UK regulatory levies	(96)	(120)
Litigation and conduct	(87)	(64)
Operating expenses	(8,590)	(8,181)
Share of post-tax results of associates and joint ventures	9	16
Profit before impairment	6,315	5,112
Credit impairment charges	(1,112)	(897)
Profit before tax	5,203	4,215
Tax charge	(1,173)	(892)
Profit after tax	4,030	3,323
Attributable to:
Shareholders of the parent	3,523	2,787
Other equity holders	484	510
Equity holders of the parent	4,007	3,297
Non-controlling interests	23	26
Profit after tax	£ 4,030	£ 3,323
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.247	£ 0.186
Diluted earnings per ordinary share (in GBP per share)	£ 0.238	£ 0.181